UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04616 )

Exact name of registrant as specified in charter: Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/06 (Unaudited)

CORPORATE BONDS AND NOTES (88.2%)(a)
		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,715,000	$1,702,138
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		760,000	714,400
			2,416,538

Aerospace and Defense (1.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		3,340,000	3,248,150
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 07/23/04, cost $1,590,063) (RES)		4,847,000	3,392,900
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		840,000	835,800
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,965,000	1,891,313
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		2,460,000	2,367,750
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		490,000	486,325
			12,222,238

Airlines (0.4%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008		3,085,000	2,984,738

Automotive (5.6%)
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		380,000	351,500
Ford Motor Co. notes 7.45s, 2031 (S)		3,820,000	2,998,700
Ford Motor Credit Corp. notes 7 7/8s, 2010		3,630,000	3,567,633
Ford Motor Credit Corp. notes 7 3/8s, 2009		4,015,000	3,937,952
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		2,895,000	3,014,015
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		1,970,000	2,039,157
General Motors Acceptance Corp. notes 7 3/4s, 2010		5,565,000	5,656,561
General Motors Acceptance Corp. notes 6 7/8s, 2012		5,420,000	5,291,026
General Motors Acceptance Corp. notes 6 3/4s, 2014 (S)		3,795,000	3,638,217
General Motors Acceptance Corp. notes 5 1/8s, 2008		1,460,000	1,419,523
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		2,835,000	2,751,450
General Motors Corp. notes 7.2s, 2011		960,000	860,400
Lear Corp. company guaranty Ser. B, 8.11s, 2009		960,000	926,400
Lear Corp. sr. notes 8 1/8s, 2008	EUR	320,000	416,735
Meritor Automotive, Inc. notes 6.8s, 2009		$282,000	273,893
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		1,475,000	1,471,313
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		2,770,000	3,015,838
TRW Automotive, Inc. sr. notes 9 3/8s, 2013		820,000	875,350
TRW Automotive, Inc. sr. sub. notes 11s, 2013		3,260,000	3,545,250
Visteon Corp. sr. notes 7s, 2014		90,000	79,875
			46,130,788

Banking (0.1%)
BCM Ireland Finance Ltd. 144A FRN 8.215s, 2016 (Cayman
Islands)	EUR	630,000	832,700

Beverage (0.2%)
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		1,640,000	1,691,250
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012		145,000	150,256
			1,841,506

Broadcasting (2.3%)
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		3,980,000	3,721,300
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,750,000	1,682,188
Echostar DBS Corp. sr. notes 6 3/8s, 2011		4,585,000	4,464,644
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		705,000	650,363
ION Media Networks, Inc. 144A sec. FRN 11.757s, 2013		995,000	1,002,463
ION Media Networks, Inc. 144A sec. FRN 8.757s, 2012		1,200,000	1,209,000
Radio One, Inc. company guaranty 6 3/8s, 2013		1,220,000	1,104,100
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		2,060,000	1,957,000
Young Broadcasting, Inc. company guaranty 10s, 2011		2,322,000	2,147,850
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		1,330,000	1,130,500
			19,069,408

Building Materials (1.5%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		2,730,000	2,675,400
Building Materials Corp. company guaranty 8s, 2008		1,300,000	1,295,125
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012		1,100,000	1,100,000

NTK Holdings, Inc. sr. disc. notes zero %, 2014		2,495,000	1,671,650
Ply Gem Industries, Inc. sr. sub. notes 9s, 2012		385,000	311,850
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		1,230,000	1,230,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		3,685,000	3,427,050
			11,711,075

Cable Television (2.7%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		1,530,000	1,476,450
CCH I, LLC secd. notes 11s, 2015		8,844,000	7,849,050
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)		135,000	84,713
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010		2,545,000	2,570,450
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		515,000	521,438
CSC Holdings, Inc. debs. 7 5/8s, 2018		1,335,000	1,346,681
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,445,000	1,477,513
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012		2,635,000	2,588,888
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		820,000	846,650
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		2,835,000	2,990,925
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014		505,000	562,444
			22,315,202

Chemicals (3.1%)
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		45,000	48,769
Cognis Holding GMBH & Co. 144A sr. notes 12.282s, 2015
(Germany) (PIK)	EUR	1,358,836	1,709,608
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	480,000	662,271
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$4,315,000	4,169,369
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		3,350,000	2,713,500
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		3,370,000	3,563,775
Huntsman, LLC company guaranty 11 5/8s, 2010		948,000	1,052,280
Huntsman, LLC company guaranty 11 1/2s, 2012		732,000	830,820
Innophos, Inc. company guaranty 8 7/8s, 2014		785,000	785,000
Nalco Co. sr. sub. notes 9s, 2013	EUR	765,000	1,054,026
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,415,000	1,457,450
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg) (S)		1,485,000	1,486,856
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	1,055,000	1,406,332
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		$316,054	327,906
PQ Corp. company guaranty 7 1/2s, 2013		2,175,000	2,082,563
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,930,000	2,545,548
			25,896,073

Coal (1.1%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		3,910,000	3,773,150
Massey Energy Co. sr. notes 6 5/8s, 2010		3,070,000	3,023,950
Peabody Energy Corp. sr. notes 5 7/8s, 2016		2,610,000	2,378,363
			9,175,463

Commercial and Consumer Services (0.1%)
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		735,000	744,188

Communications Equipment (0.6%)
Lucent Technologies, Inc. debs. 6.45s, 2029		2,755,000	2,348,638
Lucent Technologies, Inc. notes 5 1/2s, 2008		520,000	510,250
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)		575,000	595,125
Nortel Networks, Ltd. 144A company guaranty FRN 9.73s,
2011 (Canada)		1,770,000	1,787,700
			5,241,713

Computers (0.9%)
Seagate Technology Hdd Holdings company guaranty 8s,
2009 (Cayman Islands)		425,000	437,750
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		2,906,000	2,967,753
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		3,466,000	3,578,645
			6,984,148

Construction (--%)
Builders FirstSource, Inc. company guaranty FRB
9.655s, 2012		230,000	232,875

Consumer (1.0%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		4,540,000	4,449,200

Samsonite Corp. sr. sub. notes 8 7/8s, 2011		3,940,000	4,048,350
			8,497,550

Consumer Finance (0.1%)
Finova Group, Inc. notes 7 1/2s, 2009		3,021,240	876,160

Consumer Goods (2.3%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		1,805,000	1,696,700
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,215,000	2,131,938
Playtex Products, Inc. company guaranty 9 3/8s, 2011		1,960,000	2,048,200
Playtex Products, Inc. sec. notes 8s, 2011		3,505,000	3,645,200
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,313,000	2,301,435
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		1,745,000	1,518,150
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		1,030,000	993,950
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		4,755,000	3,685,125
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013		985,000	818,781
			18,839,479

Consumer Services (0.8%)
Brand Services, Inc. company guaranty 12s, 2012		2,745,000	3,077,831
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		920,000	871,700
United Rentals NA, Inc. sr. sub. notes 7s, 2014		2,910,000	2,669,925
			6,619,456

Containers (2.6%)
Berry Plastics Corp. company guaranty 10 3/4s, 2012		320,000	348,800
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		3,015,000	3,030,075
Crown Cork & Seal Co. Inc. debs. 8s, 2023		1,635,000	1,545,075
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	1,895,000	2,573,361
Graham Packaging Co., Inc. company guaranty 8 1/2s,
2012		$745,000	720,788
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		2,420,000	2,329,250
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	2,630,000	3,295,448
Owens-Brockway Glass company guaranty 8 1/4s, 2013		$1,805,000	1,827,563
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		1,740,000	1,848,750
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		2,645,000	2,301,150
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		1,875,000	2,081,250
			21,901,510

Electric Utilities (2.2%)
CMS Energy Corp. sr. notes 8.9s, 2008		870,000	909,150
CMS Energy Corp. sr. notes 8 1/2s, 2011		490,000	525,525
CMS Energy Corp. sr. notes 7 3/4s, 2010		740,000	771,450
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010		1,460,000	1,449,050
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		2,180,000	2,155,475
Monongahela Power Co. 1st mtge. 6.7s, 2014		1,320,000	1,398,970
Nevada Power Co. 2nd mtge. 9s, 2013		1,366,000	1,489,047
Northwestern Corp. sec. notes 5 7/8s, 2014		2,380,000	2,363,690
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012		485,000	491,285
Sierra Pacific Resources sr. notes 8 5/8s, 2014		1,630,000	1,752,102
Teco Energy, Inc. notes 7.2s, 2011		680,000	702,100
Teco Energy, Inc. notes 7s, 2012		1,165,000	1,198,494
Teco Energy, Inc. sr. notes 6 3/4s, 2015		140,000	139,475
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)		2,630,000	2,754,925
Utilicorp United, Inc. sr. notes 9.95s, 2011		68,000	75,194
			18,175,932

Electronics (1.0%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		2,253,000	2,261,449
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		750,000	748,125
Freescale Semiconductor, Inc. sr. notes Ser. B,
7 1/8s, 2014		2,820,000	2,904,600
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		1,235,000	981,825
Solectron Global Finance Corp. company guaranty 8s,
2016 (Cayman Islands)		1,195,000	1,159,150
			8,055,149

Energy (2.9%)
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)		1,910,000	1,917,163
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)		3,325,000	3,125,500
Dresser, Inc. company guaranty 10 1/8s, 2011		1,425,000	1,453,500
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014		1,070,000	1,029,875
Hanover Compressor Co. sr. notes 9s, 2014		1,315,000	1,393,900
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		645,000	670,800
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		955,000	890,538
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		3,750,000	3,553,125
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,860,000	1,739,100

Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		1,735,637	1,776,681
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		1,350,000	1,363,500
Pride International, Inc. sr. notes 7 3/8s, 2014		3,300,000	3,357,750
Seabulk International, Inc. company guaranty 9 1/2s,
2013		1,635,000	1,782,150
			24,053,582

Entertainment (1.6%)
AMC Entertainment, Inc. company guaranty 11s, 2016		1,275,000	1,384,969
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		676,000	632,060
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016		1,475,000	1,394,760
Cinemark USA, Inc. sr. sub. notes 9s, 2013		550,000	569,250
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		3,565,000	2,780,700
Hertz Corp. 144A sr. notes 8 7/8s, 2014		1,940,000	2,012,750
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)		1,840,000	1,403,000
Six Flags, Inc. sr. notes 9 5/8s, 2014		1,515,000	1,352,138
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010		545,000	548,406
Universal City Florida Holding Co. sr. notes FRN
10.239s, 2010		950,000	971,375
			13,049,408

Food (1.9%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)		424,297	22,170
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015		290,000	270,425
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		1,665,000	1,465,200
Dean Foods Co. company guaranty 7s, 2016		2,365,000	2,341,350
Dean Foods Co. sr. notes 6 5/8s, 2009		1,245,000	1,248,113
Del Monte Corp. company guaranty 6 3/4s, 2015		1,320,000	1,254,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		2,625,000	2,746,406
Nutro Products, Inc. 144A sr. notes FRN 9.23s, 2013		780,000	803,400
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		3,555,000	3,492,788
Swift & Co. company guaranty 10 1/8s, 2009		1,325,000	1,338,250
United Biscuits Finance company guaranty 10 5/8s, 2011
(United Kingdom)	EUR	840,000	1,135,323
			16,117,425

Forest Products and Packaging (2.9%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		590,000	502,975
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		560,000	516,600
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		1,175,000	969,375
Boise Cascade, LLC company guaranty 7 1/8s, 2014		2,150,000	1,999,500
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	450,000	524,407
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	640,000	864,598
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		$2,825,000	2,712,000
Georgia-Pacific Corp. debs. 9 1/2s, 2011		2,330,000	2,510,575
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		705,000	667,988
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		3,210,000	3,350,438
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	145,000	202,381
NewPage Corp. sec. notes 10s, 2012		$1,570,000	1,621,025
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		2,020,000	1,984,650
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014
(Canada)		1,000,000	912,500
Stone Container Corp. sr. notes 9 3/4s, 2011		385,000	395,588
Stone Container Corp. sr. notes 8 3/8s, 2012		3,810,000	3,629,025
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		585,000	526,500
			23,890,125

Gaming & Lottery (3.4%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,575,000	1,649,813
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		545,000	546,363
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		1,990,000	1,892,988
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		440,000	414,700
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,670,000	1,757,675
MGM Mirage, Inc. company guaranty 6s, 2009		3,320,000	3,245,300
Mirage Resorts, Inc. debs. 7 1/4s, 2017		355,000	341,688
Park Place Entertainment Corp. sr. notes 7s, 2013		830,000	856,758
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		1,575,000	1,641,938
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,217,000	1,223,085
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		1,940,000	2,029,725
Scientific Games Corp. company guaranty 6 1/4s, 2012		2,215,000	2,098,713
Station Casinos, Inc. sr. notes 6s, 2012		4,070,000	3,891,938
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		865,000	801,206
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		4,000,000	3,870,000

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		2,310,000	2,206,050
			28,467,940

Health Care (3.3%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		2,265,000	2,117,775
HCA, Inc. debs. 7.19s, 2015		340,000	274,912
HCA, Inc. notes 8.36s, 2024		2,040,000	1,640,535
HCA, Inc. sr. notes 7 7/8s, 2011		930,000	885,825
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		1,030,000	981,075
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		1,960,000	1,813,000
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		2,080,000	2,007,200
Select Medical Corp. company guaranty 7 5/8s, 2015		1,955,000	1,691,075
Tenet Healthcare Corp. notes 7 3/8s, 2013 (S)		2,925,000	2,603,250
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014 (S)		2,455,000	2,393,625
Triad Hospitals, Inc. sr. notes 7s, 2012		2,455,000	2,412,038
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		3,435,000	3,280,425
US Oncology, Inc. company guaranty 9s, 2012		2,025,000	2,095,875
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		3,040,000	2,948,800
			27,145,410

Homebuilding (0.7%)
Ashton Woods USA, LLC/Ashton Woods Finance Co. sr.
sub. notes 9 1/2s, 2015		1,075,000	932,563
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012		770,000	743,050
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013		1,500,000	1,380,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015		965,000	823,869
Standard Pacific Corp. sr. notes 7 3/4s, 2013		1,905,000	1,771,650
			5,651,132

Household Furniture and Appliances (0.5%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014 (S)		3,770,000	3,807,700

Investment Banking/Brokerage (0.4%)
E*Trade Finance Corp. sr. notes 8s, 2011		3,350,000	3,475,625

Lodging/Tourism (0.8%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		955,000	1,009,913
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		2,955,000	2,977,163
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012		1,055,000	1,142,038
Starwood Hotels & Resorts Worldwide, Inc. debs.
7 3/8s, 2015		1,655,000	1,762,575
			6,891,689

Machinery (0.3%)
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		1,463,000	1,578,211
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		890,000	876,650
			2,454,861

Manufacturing (2.4%)
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		3,290,000	3,553,200
Blount, Inc. sr. sub. notes 8 7/8s, 2012		2,000,000	2,002,500
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,610,000	1,622,075
Legrand SA debs. 8 1/2s, 2025 (France)		4,360,000	4,970,400
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,830,000	1,747,650
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	1,405,000	1,973,590
RBS Global, Inc. and Rexnord Corp. 144A company
guaranty 9 1/2s, 2014		$3,450,000	3,467,250
RBS Global, Inc. and Rexnord Corp. 144A sr. sub. notes
11 3/4s, 2016		385,000	396,550
			19,733,215

Media (1.0%)
Affinion Group, Inc. 144A bonds 11 1/2s, 2015		1,340,000	1,353,400
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013		2,210,000	2,292,875
Affinity Group, Inc. sr. sub. notes 9s, 2012		2,435,000	2,435,000
Interpublic Group of Companies, Inc. notes 6 1/4s,
2014 (S)		495,000	413,944
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014		1,645,000	1,661,450
			8,156,669

Medical Services (2.4%)
Alderwoods Group, Inc. company guaranty 7 3/4s, 2012		1,065,000	1,128,900
DaVita, Inc. company guaranty 6 5/8s, 2013		1,630,000	1,589,250
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		995,000	951,469
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		2,629,000	2,451,543
Service Corp. International notes 6 1/2s, 2008		435,000	435,000

Service Corp. International 144A sr. notes 8s, 2017		740,000	708,550
Service Corporation International debs. 7 7/8s, 2013		1,185,000	1,211,663
Service Corporation International notes Ser. *, 7.7s,
2009		1,045,000	1,068,513
Service Corporation International sr. notes 6 3/4s,
2016		2,650,000	2,517,500
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		3,010,000	2,663,850
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		2,230,000	2,483,663
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		865,000	881,219
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		690,000	696,900
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)		850,000	837,250
			19,625,270

Medical Technology (0.1%)
Fresenius Finance BV 144A company guaranty 5 1/2s,
2016 (Netherlands)	EUR	630,000	807,950

Metal Fabricators (0.3%)
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		2,280,000	2,428,200

Metals (2.7%)
AK Steel Corp. company guaranty 7 3/4s, 2012		3,785,000	3,690,375
Century Aluminum Co. company guaranty 7 1/2s, 2014		1,135,000	1,129,325
Chaparral Steel Co. company guaranty 10s, 2013		3,455,000	3,817,775
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,630,000	2,833,825
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		1,635,000	1,802,588
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		5,715,000	5,429,250
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		1,370,000	1,417,950
United States Steel, LLC sr. notes 10 3/4s, 2008		1,524,000	1,642,110
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		280,632	218,893
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		159,303	124,256
			22,106,347

Natural Gas Utilities (3.2%)
ANR Pipeline Co. debs. 9 5/8s, 2021		540,000	652,287
Colorado Interstate Gas Co. debs. 6.85s, 2037		1,430,000	1,438,237
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		405,000	380,975
El Paso Corp. notes 7 3/4s, 2010		745,000	767,350
El Paso Corp. sr. notes 8.05s, 2030 (S)		1,990,000	2,039,750
El Paso Corp. sr. notes 7 3/8s, 2012		1,600,000	1,614,000
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031		1,380,000	1,383,450
El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	863,052
El Paso Production Holding Co. company guaranty
7 3/4s, 2013		4,150,000	4,212,250
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		2,200,000	2,117,500
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		1,990,000	1,986,480
Tennessee Gas Pipeline Co. debs. 7s, 2028		305,000	297,349
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		610,000	631,041
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		1,055,000	1,065,550
Williams Cos., Inc. (The) notes 8 3/4s, 2032		2,150,000	2,316,625
Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,225,000	1,197,438
Williams Cos., Inc. (The) notes 7 5/8s, 2019		3,075,000	3,121,125
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		700,000	688,625
			26,773,084

Oil & Gas (5.8%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015		1,545,000	1,556,588
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		3,385,000	3,418,850
Chesapeake Energy Corp. sr. notes 7s, 2014		1,125,000	1,113,750
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		2,065,000	2,008,213
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		1,775,000	1,701,781
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,065,000	1,075,650
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		880,000	827,200
Encore Acquisition Co. sr. sub. notes 6s, 2015		3,290,000	3,051,475
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		3,265,000	3,175,213
Forest Oil Corp. sr. notes 8s, 2011		2,365,000	2,441,863
Forest Oil Corp. sr. notes 8s, 2008		855,000	874,238
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		2,350,000	2,261,875
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016		770,000	798,875
Newfield Exploration Co. sr. notes 7 5/8s, 2011		3,120,000	3,205,800
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		2,095,000	2,047,863
PetroHawk Energy Corp. 144A sr. notes 9 1/8s, 2013		4,390,000	4,466,825
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014		1,855,000	1,901,375
Plains Exploration & Production Co. sr. sub. notes
8 3/4s, 2012		3,030,000	3,181,500
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		2,040,000	1,943,100
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013		955,000	974,100
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		1,370,000	1,308,350
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		775,000	747,875

Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	1,490,000	1,486,275
Whiting Petroleum Corp. company guaranty 7s, 2014	2,530,000	2,492,050
		48,060,684

Pharmaceuticals (0.2%)
Athena Neurosciences Finance, LLC company guaranty
7 1/4s, 2008	450,000	446,625
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	1,240,000	1,196,600
		1,643,225

Photography/Imaging (0.5%)
Xerox Corp. sr. notes 7 5/8s, 2013	1,250,000	1,292,188
Xerox Corp. sr. notes 6 7/8s, 2011	1,875,000	1,919,531
Xerox Corp. sr. unsec 6 3/4s, 2017	1,165,000	1,167,913
		4,379,632

Power Producers (3.1%)
AES Corp. (The) 144A sec. notes 9s, 2015	2,960,000	3,196,800
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	3,055,000	3,268,850
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	735,000	735,000
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	885,000	885,000
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	4,395,000	4,680,675
Mirant North America, LLC company guaranty 7 3/8s, 2013	2,390,000	2,366,100
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	2,875,000	3,216,406
NRG Energy, Inc. sr. notes 7 3/8s, 2016	4,970,000	4,895,450
Orion Power Holdings, Inc. sr. notes 12s, 2010	2,285,000	2,593,475
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	1,732,251	144,470
		25,982,226

Publishing (3.4%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	2,425,000	2,243,125
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,691,600	1,636,623
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	700,000	661,500
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	2,480,000	2,542,000
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	2,015,000	1,677,488
Dex Media, Inc. notes 8s, 2013	895,000	890,525
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	2,875,000	2,975,625
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	2,085,000	2,022,450
PRIMEDIA, Inc. sr. notes 8s, 2013	2,980,000	2,659,650
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	720,000	646,200
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	1,545,000	1,386,638
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	1,075,000	964,813
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	2,000,000	1,970,000
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011	1,435,000	1,374,013
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	3,290,000	3,339,350
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	1,435,000	1,327,375
		28,317,375

Railroads (0.4%)
Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008	3,170,000	3,304,725

Real Estate (0.1%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	1,205,000	1,211,025

Regional Bells (2.1%)
Cincinnati Bell Telephone company guaranty 6.3s, 2028	520,000	444,600
Cincinnati Bell, Inc. company guaranty 7s, 2015	885,000	862,875
Citizens Communications Co. notes 9 1/4s, 2011	2,210,000	2,417,188
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	4,680,000	4,639,050
Qwest Corp. debs. 7 1/4s, 2025	1,135,000	1,085,344
Qwest Corp. notes 8 7/8s, 2012	5,405,000	5,850,913
Qwest Corp. sr. notes 7 5/8s, 2015	1,765,000	1,811,331
		17,111,301

Restaurants (0.4%)
Sbarro, Inc. company guaranty 11s, 2009	3,320,000	3,361,500

Retail (2.6%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	1,925,000	1,876,875
Autonation, Inc. 144A company guaranty 7s, 2014	390,000	384,638
Autonation, Inc. 144A company guaranty FRN 7.507s, 2013	590,000	592,950
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	2,865,000	2,696,681
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014	1,945,000	1,840,456
Harry & David Holdings, Inc. company guaranty 9s, 2013	970,000	887,550

Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)
(S)		2,070,000	2,173,500
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		840,000	560,700
Neiman-Marcus Group, Inc. company guaranty 9s, 2015		3,585,000	3,809,063
Rite Aid Corp. company guaranty 7 1/2s, 2015		1,325,000	1,265,375
Rite Aid Corp. sec. notes 8 1/8s, 2010		1,930,000	1,937,238
United Auto Group, Inc. company guaranty 9 5/8s, 2012		2,440,000	2,568,100
Victoria ACQ II 144A sr. unsecd. notes 11.217s, 2015
(Netherlands) (PIK)	EUR	465,000	601,581
			21,194,707

Semiconductor (0.1%)
Sensata Technologies BV 144A 8s, 2014 (Netherlands)		955,000	935,900

Software (--%)
Serena Software, Inc. 144A sr. sub. notes 10 3/8s, 2016		395,000	402,900

Technology (0.5%)
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		1,910,000	1,795,400
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016		955,000	909,638
Avago Technologies Finance 144A sr. notes 10 1/8s,
2013 (Singapore)		395,000	412,775
Avago Technologies Finance 144A sr. notes FRN 10.73s,
2013 (Singapore)		35,000	36,531
Unisys Corp. sr. notes 8s, 2012		1,395,000	1,292,119
			4,446,463

Technology Services (0.8%)
Iron Mountain, Inc. company guaranty 8 3/4s, 2018		670,000	685,075
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		3,330,000	3,396,600
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011		175,000	177,625
UGS Capital Corp. II 144A sr. notes 10.38s, 2011		780,000	785,850
UGS Corp. company guaranty 10s, 2012		1,600,000	1,720,000
			6,765,150

Telecommunications (4.7%)
American Cellular Corp. company guaranty 9 1/2s, 2009		785,000	803,644
American Cellular Corp. sr. notes Ser. B, 10s, 2011		1,410,000	1,466,400
American Tower Corp. sr. notes 7 1/2s, 2012		1,300,000	1,322,750
American Towers, Inc. company guaranty 7 1/4s, 2011		815,000	837,413
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		845,000	891,475
Centennial Cellular Operating Co., LLC sr. sub. notes
10 3/4s, 2008		346,000	349,460
Centennial Communications Corp. sr. notes 10s, 2013		1,275,000	1,271,813
Centennial Communications Corp. sr. notes FRN 11.258s,
2013		420,000	433,650
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		2,155,000	2,246,588
Dobson Cellular Systems sec. notes 9 7/8s, 2012		1,625,000	1,734,688
Dobson Communications Corp. sr. notes FRN 9.757s, 2012		855,000	865,688
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		1,013,000	1,038,325
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		3,566,000	3,111,335
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		3,835,000	3,974,019
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 7/8s, 2015 (Bermuda)		145,000	146,450
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		1,265,000	1,261,838
iPCS, Inc. sr. notes 11 1/2s, 2012		1,025,000	1,153,125
IWO Holdings, Inc. sec. FRN 9.257s, 2012		340,000	351,050
Level 3 Financing, Inc. company guaranty 10 3/4s, 2011		310,000	322,788
Level 3 Financing, Inc. 144A sr. notes FRN 11.424s,
2011		995,000	1,041,019
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		380,000	395,200
PanAmSat Corp. company guaranty 9s, 2014		1,025,000	1,042,938
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		1,350,000	1,626,750
Rogers Wireless, Inc. sec. notes 7 1/2s, 2015 (Canada)		1,090,000	1,139,050
Rogers Wireless, Inc. sr. sub. notes 8s, 2012 (Canada)		1,360,000	1,421,200
Rural Cellular Corp. sr. notes 9 7/8s, 2010		665,000	686,613
Rural Cellular Corp. sr. sub. FRN 11.239s, 2012		545,000	561,350
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		1,495,000	1,487,525
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,330,000	1,293,425
Windstream Corp. 144A sr. notes 8 5/8s, 2016		2,880,000	3,045,600
Windstream Corp. 144A sr. notes 8 1/8s, 2013		1,530,000	1,614,150
			38,937,319

Telephone (0.2%)
Horizon PCS, Inc. company guaranty 11 3/8s, 2012		410,000	462,275
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		1,160,000	1,206,400
			1,668,675

Textiles (0.8%)
Levi Strauss & Co. sr. notes 9 3/4s, 2015		3,140,000	3,249,900
Levi Strauss & Co. sr. notes 8 7/8s, 2016		1,490,000	1,456,475
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		1,740,000	1,757,400

		6,463,775

Tire & Rubber (0.5%)
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	335,000	337,513
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015 (S)	3,665,000	3,674,163
		4,011,676

Waste Management (0.8%)
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008	3,050,000	3,179,625
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	555,000	527,250
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008	1,870,000	1,855,975
WCA Waste Corp. 144A sr. notes 9 1/4s, 2014	965,000	986,713
		6,549,563

		$730,147,342
Total corporate bonds and notes (cost $739,260,409)

ASSET-BACKED SECURITIES (4.1%)(a)
	Principal amount	Value

Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.824s, 2036	$205,000	$165,970
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	3,901,050	1,428,978
limited recourse sec. notes Ser. 94, 1.686s, 2013
(Cayman Islands) (F) (g)	6,271,893	6,746,437
limited recourse sec. notes Ser. 98, 1.637s, 2014
(Cayman Islands) (F) (g)	2,382,544	541,500
limited recourse sec. notes Ser. 96, 1.458s, 2013
(Cayman Islands) (F) (g)	14,668,569	3,032,565
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	22,359,279

		$34,274,729
Total asset-backed securities (cost $19,529,332)

SENIOR LOANS (2.2%)(a)(c)
	Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.53s, 2013	$447,750	$434,387
Century Cable Holdings bank term loan FRN 10 1/4s,
2009	2,290,000	2,219,665
Charter Communications bank term loan FRN Ser. B,
8 1/8s, 2013	353,261	354,021
Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.97s, 2011	176,850	176,684
Dana Corporation bank term loan FRN 7.45s, 2008	450,000	450,113
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.859s, 2010	271,616	270,196
Dresser, Inc. bank term loan FRN 8.94s, 2010	270,000	274,050
Federal Mogul Corp. bank term loan FRN Ser. A, 7.65s,
2007	1,165,000	1,125,681
Federal Mogul Corp. bank term loan FRN Ser. B, 7.9s,
2007	2,700,000	2,612,250
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.922s, 2010	262,187	264,341
Healthsouth Corp. bank term loan FRN Ser. B, 8.52s,
2013	2,300,000	2,307,346
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 8.249s, 2013	200,000	201,400
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.222s, 2015	1,234,375	1,228,203
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.77s, 2013	1,139,241	1,147,405
NRG Energy, Inc. bank term loan FRN Ser. B, 7.231s,
2013	912,938	916,076
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	1,670,000	1,612,594
Pinnacle Foods Holding Corp. bank term loan FRN
8.661s, 2010	440,470	440,608
Six Flags, Inc. bank term loan FRN Ser. B, 8.48s, 2009	537,588	544,980
Solo Cup Co. bank term loan FRN 9.66s, 2012	150,000	150,750
St. Mary's Cement Corp. bank term loan FRN 7.499s, 2009	292,500	292,500
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.03s, 2012	210,000	211,116
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012	210,000	211,116
TRW Automotive, Inc. bank term loan FRN Ser. B,
7.188s, 2010	148,673	148,384
United Airlines bank term loan FRN Ser. B, 9 1/4s, 2012	391,781	396,842
United Airlines bank term loan FRN Ser. DD, 9.188s,
2012	55,969	56,692
VWR International, Inc. bank term loan FRN Ser. B,
7.77s, 2011	29,712	29,749
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.999s, 2012	99,497	98,907

		$18,176,056
Total senior loans (cost $18,160,110)

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$3,085,000	$2,930,750
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	640,000	584,000
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	1,060,000	950,025
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	865,000	849,863
Wabash National Corp. cv. sr. notes 3 1/4s, 2008	880,000	870,100

		$6,184,738
Total convertible bonds and notes (cost $6,330,114)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)(a)
	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031	$493,418	$497,347
Ser. 98-CF2, Class B5, 5.95s, 2031	1,581,791	1,455,134
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	257,000	273,492
Ser. 00-1, Class G, 6.131s, 2033	1,025,000	907,609
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	912,750	917,900
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	437,000	408,425
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,000,000	819,483
Ser. 04-1A, Class K, 5.45s, 2040	365,000	291,388
Ser. 04-1A, Class L, 5.45s, 2040	165,000	120,724

		$5,691,502
Total collateralized mortgage obligations (cost $4,800,437)

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $1,567,209)
	Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012	$1,698,750	$1,576,656

COMMON STOCKS (--%)(a) (cost $0)
	Shares	Value

Owens Corning (Rights) (F)	135,913	$1

SHORT-TERM INVESTMENTS (4.0%)(a)

	Principal amount /	Value
	shares

Short-term investments held as collateral for loaned
securities with yields ranging from 5.22% to 5.44% and
due dates ranging from September 1, 2006 to
October 6, 2006. (d)	$17,503,786	$17,473,890
Putnam Prime Money Market Fund (e)	15,381,599	15,381,599

		$32,855,489
Total short-term investments (cost $32,855,489)

TOTAL INVESTMENTS

Total investments (cost $822,503,100) (b)		$828,906,513

FORWARD CURRENCY CONTRACTS TO BUY at 8/31/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Canadian Dollar	$544,198	$537,661	10/18/06	$6,537

FORWARD CURRENCY CONTRACTS TO SELL at 8/31/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro Dollar	$20,875,455	$21,083,227	09/20/06	$207,772

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	$--	$1,005,000	6/20/11	365 bp	$(31,214)

L-3 Communications Corp. 7 5/8s, 6/15/12	--	650,000	6/20/11	(90 bp)	1,030

Citibank, N.A.
Celestica, 7 5/8s, 7/1/11	--	1,000,000	9/20/11	285 bp	4,902

Ford Motor Co., 7.45%, 7/16/31	--	770,000	6/20/07	620 bp	31,765

Visteon Corp., 7%, 3/10/14	--	1,000,000	6/20/09	605 bp	84,635

CreditSuisse First Boston International
Ford Motor Co., 7.45%, 7/16/31	--	1,725,000	9/20/07	(487.5 bp)	(47,862)

Ford Motor Co., 7.45%, 7/16/31	--	2,090,000	9/20/08	725 bp	110,358

Ford Motor Co., 7.45%, 7/16/31	--	365,000	9/20/07	(485 bp)	(10,027)

Deutsche Bank AG
Ford Motor Co., 7.45%, 7/16/31	--	1,078,000	6/20/07	595 bp	41,810

Lear Corp., 8.11%, 5/15/09	--	1,020,000	6/20/08	860 bp	104,845

Visteon Corp., 7%, 3/10/14	--	375,000	6/20/09	535 bp	22,499

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%, 7/16/31	--	770,000	6/20/07	630 bp	32,521

Goldman Sachs International
General Motors Corp., 7 1/8s, 7/15/13	--	1,725,000	9/20/08	620 bp	68,594

General Motors Corp., 7 1/8s, 7/15/13	--	1,725,000	9/20/07	(427.5 bp)	(36,333)

General Motors Corp., 7 1/8s, 7/15/13	--	365,000	9/20/07	(425 bp)	(7,583)

General Motors Corp., 7 1/8s, 7/15/13	--	365,000	9/20/08	620 bp	14,518

L-3 Communications Corp. 7 5/8s, 6/15/12	--	405,000	9/20/11	(108 bp)	(1,413)

Any one of the underlying securities in the basket
of BB CMBS securities	--	1,485,000	(a)	2.461%	87,305

Standard Pacific Corp., 6 7/8s, 5/15/11	--	1,140,000	9/20/11	(353 bp)	(7,578)

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	--	603,000	6/20/11	365 bp	(21,538)

Ford Motor Co., 7.45%, 7/16/31	--	770,000	6/20/07	635 bp	32,900

Ford Motor Co., 7.45%, 7/16/31	--	1,005,000	6/20/07	665 bp	45,903

Ford Motor Co., 7.45%, 7/16/31	--	295,000	9/20/08	550 bp	4,833

Ford Motor Co., 7.45%, 7/16/31	--	295,000	9/20/07	(345 bp)	(1,289)

General Motors Corp., 7 1/8s, 7/15/13	--	295,000	9/20/07	(350 bp)	(3,197)

General Motors Corp., 7 1/8s, 7/15/13	--	295,000	9/20/08	500 bp	4,199

Lehman Brothers Special Financing, Inc.
General Motors, 7 1/8%,7/15/2013	--	2,005,000	12/20/06	750 bp	68,247

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%, 7/16/31	--	860,000	9/20/07	(345 bp)	(2,420)

Ford Motor Co., 7.45%, 7/16/31	--	860,000	9/20/08	570 bp	17,349

General Motors Corp., 7 1/8s, 7/15/13	--	1,205,000	9/20/07	(335 bp)	(4,285)

General Motors Corp., 7 1/8s, 7/15/13	--	1,205,000	9/20/08	500 bp	10,262

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	1,085,000	3/20/11	355 bp	49,767

Ford Motor Co., 7.45%, 7/16/31	--	295,000	9/20/07	(345 bp)	(3,038)

Ford Motor Co., 7.45%, 7/16/31	--	295,000	9/20/08	560 bp	5,391

General Motors Corp., 7 1/8s, 7/15/13	--	295,000	9/20/07	(335 bp)	(2,722)

General Motors Corp., 7 1/8s, 7/15/13	--	295,000	9/20/08	500 bp	4,199

Lear Corp., 8.11%, 5/15/09	--	1,070,000	6/20/08	660 bp	70,720

Visteon Corp., 7%, 3/10/14	--	639,932	6/20/09	535 bp	38,395

Total					$776,448

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $827,775,888.

(b) The aggregate identified cost on a tax basis is $825,587,231, resulting in gross unrealized appreciation and depreciation of $29,271,475 and $25,952,193, respectively, or net unrealized appreciation of $3,319,282.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at August 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2006.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2006 was $3,392,900 or 0.4% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2006, the value of securities loaned amounted to $17,051,740. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $17,473,890 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $91,109 for the period ended August 31, 2006. During the period ended August 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $204,753,043 and $211,882,139, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

At August 31, 2006, liquid assets totaling $32,995,175 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at August 31, 2006.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006